Business combination - Beijing AomeiYixin (Details) - Beijing Aomei	Jan. 01, 2021 CNY (¥)
Business combination
Percentage of voting rights acquired	95.00%
Total purchase consideration	¥ 11,500,000
Goodwill	8,397,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	27,000
Intangible assets	2,419,000
Trade and other receivables	1,113,000
Inventories	57,000
Property, plant and equipment	2,743,000
Trade payables and other payables	(122,000)
Lease liabilities	2,362,000
Deferred income tax liabilities	(600,000)
Current income tax liabilities	(9,000)
Non-controlling interest	(163,000)
Net identifiable assets acquired	3,103,000
Add: goodwill (Note 14)	8,397,000
Net assets acquired	11,500,000
Cash flows from investing activities
Cash and cash equivalents	27,000
Net inflow of cash and cash equivalents included in cash flows from investing activities	(27,000)
Revenue since acquisition	4,877,000
Net profit (loss) since acquisition	¥ 7,566,000